COVER	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Kalera Public Limited Company
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001909152